Expense Example, No Redemption - Prospectus #1 - Delaware Limited-Term Diversified Income Fund - Class D	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	142	503	890	1,973